THE CALDWELL & ORKIN FUNDS, INC.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

Supplement dated July 20, 2016 to the

Prospectus and Statement of Additional Information dated August 30, 2015

Effective July 18, 2016, the custodian for The Caldwell & Orkin Funds, Inc. has changed from J.P. Morgan Chase Bank, N.A. (“JPMorgan”) to U.S. Bank National Association (“U.S. Bank”), the principal address of which is 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, WI  53212.  Accordingly, all references therein to JPMorgan are hereby replaced with references to U.S. Bank.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE